RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands				1 Months Ended			3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
		Dec. 19, 2016	Jan. 20, 2015	May 31, 2016	Feb. 28, 2015	Jan. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Related Party Transaction
Time charter revenues from related parties	[1]						$ 7,360	$ 8,280		$ 21,920	$ 33,275
Deposit receivable							107,247			107,247		$ 0
Non-controlling interest dividend										9,161	8,000
Dividends paid										114,594	114,366
Subsequent Event
Related Party Transaction
Amount of transaction		$ 19,500
Golar Eskimo
Related Party Transaction
Purchase consideration			$ 292,872
Loan from Golar			$ 220,000
Golar
Related Party Transaction
Dividends paid							13,200	13,100		39,600	38,800
Golar | Golar Tundra
Related Party Transaction
Interest income							$ 929			$ 1,237
Golar | Deposit paid to Golar
Related Party Transaction
Amount of transaction				$ 107,200
Golar | Golar Grand
Related Party Transaction
Time charter reduced hire rate					75.00%
Golar | Golar Eskimo
Related Party Transaction
Time charter revenues from related parties									$ 22,000
Purchase consideration						$ 388,800
Golar | Golar Eskimo | Vendor Loan
Related Party Transaction
Loan from Golar						$ 220,000
Repayment incentive fee, percentage of loan amount (up to)						1.00%
Golar | Golar Eskimo | Vendor Loan | LIBOR
Related Party Transaction
Blended margin added to base rate						2.84%
Golar Management
Related Party Transaction
Management fee (percentage)										5.00%
Required notice for termination of management service agreement (in days)										120 days
Faraway Maritime Shipping Company
Related Party Transaction
Percentage ownership in subsidiary							60.00%			60.00%
China Petroleum Corporation
Related Party Transaction
Noncontrolling interest percentage in subsidiary							40.00%			40.00%
Non-controlling interest dividend							$ 3,200	$ 3,000		$ 9,200	$ 8,000
Helm Advisors
Related Party Transaction
Due to related party							100			100
Helm Advisors | Helm Advisor Fees
Related Party Transaction
Amount of transaction										800
Golar LNG Limited
Related Party Transaction
Due from related parties							144,462			144,462		7,128
Golar LNG Limited | Balances due from Golar and affiliates
Related Party Transaction
Due from related parties							$ 35,052			35,052		4,400
Golar LNG Limited | Deposit paid to Golar
Related Party Transaction
Amount of transaction										$ 107,247		$ 0

[1]	This includes amounts arising from transactions with related parties (see note 11).